Equity-accounted Investments	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Equity-accounted Investments	Equity-accounted Investments:
For the year ended December 31, 2023, the Corporation recorded $10,131,000 (2022 - $11,617,000) in equity loss of investment in JV and associates, consisting of equity loss in Weichai Ballard JV of $9,931,000 (2022 - $11,599,000) and equity loss in Synergy Ballard JVCo of $200,000 (2022 - $18,000).
Investment in Weichai Ballard JV

Investment in Weichai Ballard JV	December 31, 2023	December 31, 2022
Beginning balance	$24,026	$28,982
Capital contribution to JV	—	9,272
Recognition of 49% profit on inventory not yet sold to third party, net	1,205	549
Equity in loss	(9,931)	(11,599)
Cumulative translation adjustment due to foreign exchange	(1,399)	(3,178)
Ending balance	$13,901	$24,026
Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. During the year ended December 31, 2023, the Corporation made committed capital contributions of $nil (2022 - $9,272,000 (RMB 62,475,000 equivalent)) to Weichai Ballard JV. At December 31, 2023, as specified in the Equity Joint Venture Agreement, the Corporation has fulfilled its capital contribution commitments to Weichai Ballard JV.
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2023, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2023	December 31, 2022
Percentage ownership interest (49%)
Current assets	$63,023	$80,088
Non-current assets	132	2,618
Current liabilities	(29,265)	(23,460)
Non-current liabilities	—	(2,314)
Net assets (100%)	33,890	56,932
Corporation's share of net assets (49%)	16,607	27,895
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(3,030)	(4,193)
Carrying amount of investment in Weichai Ballard JV	$13,901	$24,026
13.    Equity-accounted Investments (cont'd):
Investment in Weichai Ballard JV (cont'd)

	December 31,	December 31,
	2023	2022
Revenue (100%)	$12,705	$6,476
Net loss (100%)	20,268	23,672
Corporation's share of net loss (49%)	$9,931	$11,599
Investment in Synergy Ballard JVCo

Investment in Synergy Ballard JVCo	December 31, 2023	December 31, 2022
Beginning balance	$—	$—
Recognition of 10% profit on inventory sold to third party, net	200	18
Equity in loss	(200)	(18)
Ending balance	$—	$—
On completion of an Equity Transfer Agreement in October 2023, the Corporation disposed of its 10% investment in Synergy Ballard JVCo valued at $nil as of December 31, 2023. All remaining deferred revenue and profit on past downstream transactions totalling $736,000 were fully recognized in the year ended December 31, 2023 .